MARKETABLE SECURITIES (Summary of Investments With Continuous Unrealized Losses and Related Fair Values) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 13,603	$ 29,251
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(46)	(741)
Investments with continuous unrealized losses for 12 months or greater, Fair value	83,750	101,802
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(1,336)	(4,859)
Total investments with continuous unrealized losses, Fair value	97,353	131,053
Total investments with continuous unrealized losses, unrealized losses	(1,382)	(5,600)
Foreign banks and government debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	3,618	1,574
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(12)	(2)
Investments with continuous unrealized losses for 12 months or greater, Fair value	33,095	31,964
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(434)	(1,552)
Total investments with continuous unrealized losses, Fair value	36,713	33,538
Total investments with continuous unrealized losses, unrealized losses	(446)	(1,554)
Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	9,985	27,677
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(34)	(739)
Investments with continuous unrealized losses for 12 months or greater, Fair value	50,655	69,838
Investments with continuous unrealized losses for 12 months or greater, unrealized losses	(902)	(3,307)
Total investments with continuous unrealized losses, Fair value	60,640	97,515
Total investments with continuous unrealized losses, unrealized losses	$ (936)	$ (4,046)